24 Contingencies (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	R$ 15,445,656	R$ 42,130,701
Tax claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	11,911,746	6,199,283
Civil claims - alagoas [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	796,712	33,973,320
Civil claims - other [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	708,120	769,126
Labor claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	663,448	642,229
Environmental claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	507,973	166,897
Social security claims [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	326,730	29,830
Other lawsuits [member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	R$ 530,927	R$ 350,016